UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-862

The Growth Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds ®]

The Growth Fund of America®
Investment portfolio

November 30, 2005
unaudited

		Market value
Common stocks — 88.79%	Shares	(000)

INFORMATION TECHNOLOGY — 20.04%
Google Inc., Class A1	8,470,400	$3,430,427
Microsoft Corp.	100,275,000	2,778,620
Corning Inc.[1]	68,970,000	1,396,642
Texas Instruments Inc.	40,870,200	1,327,464
Taiwan Semiconductor Manufacturing Co. Ltd.	562,578,968	1,000,103
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	30,737,700	294,467
Yahoo! Inc.[1]	21,950,554	883,071
Cisco Systems, Inc.[1]	45,518,300	798,391
Applied Materials, Inc.	41,665,000	754,553
First Data Corp.	16,540,000	715,686
Maxim Integrated Products, Inc.[2]	17,640,000	644,742
Analog Devices, Inc.	16,716,666	633,896
Linear Technology Corp.[2]	16,115,000	601,251
Xilinx, Inc.[2]	22,700,000	600,188
SOFTBANK CORP.	7,220,000	581,655
Samsung Electronics Co., Ltd.	945,000	545,262
KLA-Tencor Corp.[2]	10,375,000	531,096
Altera Corp.[1,2]	23,950,000	437,327
Microchip Technology Inc.[2]	12,755,000	425,507
Advanced Micro Devices, Inc.[1]	15,300,000	400,554
Oracle Corp.[1]	29,931,500	376,239
Automatic Data Processing, Inc.	7,500,000	352,500
Intuit Inc.[1]	6,334,900	339,361
International Business Machines Corp.	3,395,000	301,815
VeriSign, Inc.[1]	10,000,000	222,300
Ceridian Corp.[1,2]	9,219,900	221,278
Micron Technology, Inc.[1]	15,060,000	214,756
Cadence Design Systems, Inc.[1]	12,400,000	212,536
LG.Philips LCD Co., Ltd. (ADR)[1]	9,500,000	210,045
CDW Corp.	3,500,000	205,275
Dell Inc.[1]	6,710,000	202,374
Murata Manufacturing Co., Ltd.	3,524,000	201,439
ASML Holding NV (New York registered)[1]	9,625,000	184,415
Hirose Electric Co., Ltd.	1,361,200	183,374
AU Optronics Corp.	125,786,000	180,392
Mediatek Incorporation	16,908,434	177,066
Rohm Co., Ltd.	1,932,000	175,020
Flextronics International Ltd.[1]	16,065,000	165,791
Sabre Holdings Corp., Class A2	7,062,811	161,526
Hoya Corp.	4,204,000	152,125
Intel Corp.	5,500,000	146,740
Iron Mountain Inc.[1]	3,500,000	144,375
Hon Hai Precision Industry Co., Ltd.	27,365,197	138,584
Teradyne, Inc.[1]	8,725,000	127,647
Sun Microsystems, Inc.[1]	31,346,700	118,177
Lam Research Corp.[1]	3,000,000	112,620
Solectron Corp.[1]	30,470,600	109,389
Compuware Corp.[1]	11,335,700	104,629
Hewlett-Packard Co.	3,500,000	103,845
Paychex, Inc.	2,273,019	96,399
Telefonaktiebolaget LM Ericsson, Class B (ADR)	2,200,000	71,676
Agere Systems Inc., Class A1	4,512,424	59,474
National Instruments Corp.	2,250,000	58,072
Jabil Circuit, Inc.[1]	1,640,000	54,317
QUALCOMM Inc.[1]	1,000,000	45,470
EMC Corp.[1]	3,000,000	41,790
Motorola, Inc.	1,276,500	30,751
Sanmina-SCI Corp.[1]	3,070,000	12,710
Nortel Networks Corp.[1]	3,800,000	11,020
Cypress Semiconductor Corp.[1]	300,000	4,500
Freescale Semiconductor, Inc., Class B1	140,944	3,636
		24,816,350

ENERGY — 14.54%
Schlumberger Ltd.	22,583,000	2,161,871
Burlington Resources Inc.[2]	20,260,000	1,463,785
Devon Energy Corp.	17,569,900	1,057,708
Suncor Energy Inc.	18,363,151	1,044,151
Canadian Natural Resources, Ltd.	22,890,000	1,037,280
EOG Resources, Inc.[2]	12,430,000	891,853
Halliburton Co.	12,905,000	821,403
Transocean Inc.[1]	12,649,900	807,570
Baker Hughes Inc.	13,853,100	794,475
BJ Services Co.[2]	17,950,000	657,867
Noble Corp.	6,675,000	481,067
Apache Corp.	7,195,060	469,694
Petro-Canada	11,600,000	442,942
BG Group PLC	46,516,737	434,710
LUKoil Holding (ADR)	7,080,000	403,914
Occidental Petroleum Corp.	5,090,000	403,637
Diamond Offshore Drilling, Inc.	6,425,000	402,077
Nexen Inc.	8,494,171	373,053
Anadarko Petroleum Corp.	4,000,000	362,440
CONSOL Energy Inc.[2,3]	3,700,000	239,464
CONSOL Energy Inc.[2]	1,728,200	111,849
Smith International, Inc.	8,874,600	335,371
MOL Magyar Olaj- és Gázipari Rt., Class A	3,425,000	327,622
Shell Canada Ltd.	10,500,000	314,631
ConocoPhillips	4,500,000	272,295
Newfield Exploration Co.[1]	5,802,500	268,424
Cameco Corp.	4,500,000	256,223
Weatherford International Ltd.[1]	3,000,000	208,530
ENSCO International Inc.	4,167,450	197,370
Imperial Oil Ltd.	2,022,414	185,826
National Oilwell Varco Inc.[1]	2,889,300	175,149
Norsk Hydro ASA (ADR)	1,567,800	157,517
Repsol YPF, SA	4,000,000	117,907
Murphy Oil Corp.	2,281,000	112,818
Exxon Mobil Corp.	1,900,000	110,257
Rowan Companies, Inc.[1]	2,975,000	106,743
		18,009,493

CONSUMER DISCRETIONARY — 13.92%
Lowe’s Companies, Inc.	33,160,400	2,237,664
Target Corp.	37,785,000	2,021,875
Time Warner Inc.	85,750,000	1,541,785
Best Buy Co., Inc.	24,343,400	1,174,326
Carnival Corp., units	20,000,000	1,089,800
Comcast Corp., Class A1	20,611,500	544,144
Comcast Corp., Class A, special nonvoting stock[1]	10,650,000	277,326
Starbucks Corp.[1]	23,398,400	712,481
Harrah’s Entertainment, Inc.[2]	9,811,036	668,033
News Corp. Inc.	43,000,000	636,830
Liberty Media Corp., Class A1	82,375,000	632,640
Clear Channel Communications, Inc.	18,335,000	596,988
IAC/InterActiveCorp[1]	20,175,000	557,032
Expedia, Inc.[1]	21,007,500	520,776
Limited Brands, Inc.[2]	20,700,000	460,575
Liberty Global, Inc., Class A1	9,210,206	205,480
Liberty Global, Inc., Class C1	9,210,206	191,296
Gap, Inc.	21,567,600	374,845
International Game Technology	10,129,000	297,286
Yamada Denki Co., Ltd.	2,640,000	270,707
Michaels Stores, Inc.	6,700,000	250,580
YUM! Brands, Inc.	4,700,000	229,313
eBay Inc.[1]	5,000,000	224,050
Brinker International, Inc.[2]	5,000,000	198,400
Ross Stores, Inc.	5,887,000	161,892
Harley-Davidson Motor Co.	2,957,200	159,275
Discovery Holding Co.[1]	9,086,000	141,832
Toyota Motor Corp.	2,730,000	132,097
Outback Steakhouse, Inc.	2,940,000	118,423
Magna International Inc., Class A	1,701,000	117,199
A. H. Belo Corp., Class A	4,850,000	105,730
Gentex Corp.	4,600,000	86,618
Lennar Corp., Class A	1,500,000	86,520
CarMax, Inc.[1]	2,500,000	68,550
TJX Companies, Inc.	3,000,000	67,230
Big Lots, Inc.[1]	4,452,100	54,716
MGM Mirage, Inc.[1]	772,200	29,429
		17,243,743

HEALTH CARE — 11.86%
Roche Holding AG	10,144,413	1,524,246
WellPoint, Inc.[1]	16,310,000	1,253,097
Sanofi-Aventis	11,923,537	964,041
Genentech, Inc.[1]	10,000,000	956,200
AstraZeneca PLC (ADR)	11,072,000	509,866
AstraZeneca PLC (Sweden)	9,278,000	430,181
Cardinal Health, Inc.	12,605,000	806,090
Forest Laboratories, Inc.[1,2]	19,755,600	771,851
Express Scripts, Inc.[1,2]	8,100,000	684,126
Guidant Corp.	9,575,392	590,610
Medtronic, Inc.	10,380,000	576,817
Schering-Plough Corp.	23,278,200	449,735
Eli Lilly and Co.	8,794,500	444,122
Amgen Inc.[1]	5,485,100	443,909
Biogen Idec Inc.[1]	9,978,000	427,158
Celgene Corp.[1]	5,900,000	359,428
Aetna Inc.	3,640,000	336,664
Medco Health Solutions, Inc.[1]	6,130,000	328,874
AmerisourceBergen Corp.	3,650,000	293,277
Allergan, Inc.	2,725,000	272,500
UnitedHealth Group Inc.	4,215,000	252,310
McKesson Corp.	4,900,000	246,470
Gilead Sciences, Inc.[1]	4,580,000	232,160
Abbott Laboratories	6,150,000	231,917
Novo Nordisk A/S, Class B	3,707,000	199,355
Merck & Co., Inc.	6,000,000	176,400
American Pharmaceutical Partners, Inc.[1,2]	3,800,000	144,476
Sepracor Inc.[1]	2,310,498	127,031
Applera Corp.	4,100,000	113,078
Applera Corp. - Celera Genomics Group[1]	528,800	6,568
CIGNA Corp.	1,000,000	112,520
Affymetrix, Inc.[1]	2,000,000	98,480
Lincare Holdings Inc.[1]	2,200,000	94,446
AMERIGROUP Corp.[1]	2,440,000	45,530
IDEXX Laboratories, Inc.[1]	510,000	36,491
OSI Pharmaceuticals, Inc.[1]	1,500,000	36,375
Chugai Pharmaceutical Co., Ltd.	1,535,100	34,702
Caremark Rx, Inc.[1]	600,000	30,834
ICOS Corp.[1]	700,000	19,943
ImClone Systems Inc.[1]	450,000	14,585
Elan Corp., PLC (ADR)[1]	1,070,000	11,075
Andrx Group[1]	122,500	2,179
		14,689,717

INDUSTRIALS — 7.83%
General Electric Co.	34,710,000	1,239,841
Tyco International Ltd.	39,213,900	1,118,380
United Parcel Service, Inc., Class B	13,504,800	1,052,024
Boeing Co.	12,400,000	845,556
Southwest Airlines Co.	38,868,877	641,336
General Dynamics Corp.	5,120,700	585,296
Illinois Tool Works Inc.	6,020,000	531,385
Mitsubishi Corp.	18,490,000	379,349
3M Co.	4,440,000	348,451
Caterpillar Inc.	5,966,000	344,716
Robert Half International Inc.	7,610,000	291,159
Burlington Northern Santa Fe Corp.	3,950,000	261,411
Raytheon Co.	6,700,000	257,414
Ryanair Holdings PLC (ADR)[1]	4,606,400	229,491
Monster Worldwide Inc.[1]	5,775,000	224,648
Lockheed Martin Corp.	3,330,000	201,798
Northrop Grumman Corp.	3,182,000	182,551
Union Pacific Corp.	2,000,000	153,080
Deutsche Post AG	6,460,000	140,322
Allied Waste Industries, Inc.[1]	14,000,000	117,740
ChoicePoint Inc.[1]	2,400,000	103,752
Bombardier Inc., Class B	48,143,650	99,448
FedEx Corp.	1,000,000	97,620
Manpower Inc.	2,000,000	92,900
Deere & Co.	1,200,000	83,220
JetBlue Airways Corp.[1]	4,144,000	76,415
		9,699,303

FINANCIALS — 7.62%
American International Group, Inc.	25,025,200	1,680,192
Fannie Mae	23,523,200	1,130,290
Freddie Mac	17,102,300	1,068,039
Citigroup Inc.	13,660,000	663,193
Banco Bradesco SA, preferred nominative (ADR)	10,290,200	631,818
Berkshire Hathaway Inc., Class A1	5,350	478,237
Mitsubishi Estate Co., Ltd.	27,050,000	397,182
Bank of New York Co., Inc.	9,195,000	297,918
State Street Corp.	5,000,000	288,450
Mizuho Financial Group, Inc.	38,500	271,874
Mitsubishi UFJ Financial Group, Inc.	21,230	267,903
SunTrust Banks, Inc.	3,640,000	264,774
XL Capital Ltd., Class A	3,545,000	235,317
Capital One Financial Corp.	2,500,000	207,650
Golden West Financial Corp.	2,733,200	177,084
Marshall & Ilsley Corp.	4,000,000	171,920
Wells Fargo & Co.	2,730,000	171,581
ICICI Bank Ltd.	14,230,000	166,916
Chubb Corp.	1,500,000	145,260
Marsh & McLennan Companies, Inc.	4,425,000	136,688
Aon Corp.	3,218,600	117,189
Genworth Financial, Inc., Class A	3,368,300	116,038
AXIS Capital Holdings Ltd.	3,140,000	95,079
American Express Co.	1,700,000	87,414
Protective Life Corp.	1,500,000	66,270
Umpqua Holdings Corp.	2,175,000	57,464
City National Corp.	675,000	49,295
		9,441,035

CONSUMER STAPLES — 5.24%
Altria Group, Inc.	27,436,700	1,997,117
Walgreen Co.	26,536,000	1,212,164
Coca-Cola Co.	16,965,000	724,236
Seven & I Holdings Co., Ltd.[1]	12,880,000	452,081
PepsiCo, Inc.	6,635,000	392,792
Avon Products, Inc.	11,689,000	319,694
Bunge Ltd.[2]	5,900,000	315,650
Anheuser-Busch Companies, Inc.	6,305,000	275,781
Kerry Group PLC, Class A	8,965,824	193,801
Whole Foods Market, Inc.	974,800	143,567
Wm. Wrigley Jr. Co.	1,630,000	111,802
SYSCO Corp.	2,666,200	86,172
Procter & Gamble Co.	1,440,000	82,354
Constellation Brands, Inc., Class A1	3,200,000	75,584
General Mills, Inc.	1,235,000	58,700
Wal-Mart Stores, Inc.	1,050,000	50,988
		6,492,483

MATERIALS — 2.89%
Freeport-McMoRan Copper & Gold Inc., Class B2	9,596,000	500,047
Barrick Gold Corp.	17,610,000	468,602
Phelps Dodge Corp.	2,500,000	339,175
Newmont Mining Corp.	6,250,000	288,250
Rio Tinto PLC	6,132,815	248,125
BHP Billiton Ltd.	15,216,661	246,164
CRH PLC	9,299,204	246,053
Sealed Air Corp.[1,2]	4,314,000	223,077
Inco Ltd.	5,000,000	219,950
Monsanto Co.	3,000,000	219,810
USX-U.S. Steel Group	3,021,000	143,800
Newcrest Mining Ltd.	8,880,614	139,919
Potash Corp. of Saskatchewan Inc.	1,904,000	139,278
Alcoa Inc.	5,000,000	137,050
Dow Chemical Co.	306,900	13,887
		3,573,187

TELECOMMUNICATION SERVICES — 2.21%
Sprint Nextel Corp.	35,021,007	876,926
Qwest Communications International Inc.[1,2]	119,400,000	625,656
Vodafone Group PLC (ADR)	16,770,000	361,394
Vodafone Group PLC	120,765,000	260,481
Bharti Tele-Ventures Ltd.[1]	21,000,000	163,417
Telephone and Data Systems, Inc.	1,993,100	72,848
Telephone and Data Systems, Inc., Special Common Shares	1,993,100	69,858
France Télécom, SA	4,600,000	115,262
KDDI Corp.	19,000	99,716
MCI, Inc.[1]	4,500,000	89,370
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	0
		2,734,928

UTILITIES — 0.15%
Questar Corp.	2,475,000	184,536

MISCELLANEOUS — 2.49%
Other common stocks in initial period of acquisition		3,080,545

Total common stocks (cost: $82,578,468,000)		109,965,320

		Market value
Preferred stocks — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc.[1,3,4]	1,273	$551

Total preferred stocks (cost: $21,000)		551

Convertible securities — 0.00%

INFORMATION TECHNOLOGY — 0.00%
ProAct Technologies Corp., Series C, convertible preferred[1,3,4]	6,500,000	27

Total convertible securities (cost: $162,000)		27

	Principal amount
Bonds & notes — 0.28%	(000)

CONSUMER DISCRETIONARY — 0.21%
General Motors Acceptance Corp. 5.625% 2009	$25,000	$22,398
General Motors Acceptance Corp. 5.85% 2009	57,500	52,085
General Motors Corp. 8.25% 2023	10,660	7,169
General Motors Acceptance Corp. 8.00% 2031	53,865	52,964
General Motors Corp. 8.375% 2033	56,189	38,209
Delphi Automotive Systems Corp. 6.55% 2006[5]	58,190	32,586
Delphi Automotive Systems Corp. 6.50% 2009[5]	20,000	11,200
Delphi Corp. 6.50% 2013[5]	53,500	29,960
Delphi Automotive Systems Corp. 7.125% 2029[5]	22,000	12,320
		258,891

TELECOMMUNICATION SERVICES — 0.07%
U S WEST Capital Funding, Inc. 6.50% 2018[2]	23,250	21,157
Qwest Capital Funding, Inc. 7.625% 2021[2]	24,000	23,220
U S WEST Capital Funding, Inc. 6.875% 2028[2]	16,000	14,540
Qwest Capital Funding, Inc. 7.75% 2031[2]	24,800	23,870
		82,787

Total bonds & notes (cost: $341,628,000)		341,678

	Principal amount	Market value
Short-term securities — 11.08%	(000)	(000)

U.S. Treasury Bills 3.365%-3.905% due 12/1/2005-3/16/2006	$2,733,800	$2,720,644
Federal Home Loan Bank 3.59%-4.17% due 12/2/2005-2/17/2006	1,802,227	1,794,809
Freddie Mac 3.665%-4.135% due 12/6/2005-2/14/2006	1,438,686	1,432,925
Federal Farm Credit Banks 3.56%-4.18% due 12/1/2005-2/24/2006	487,000	485,549
International Bank for Reconstruction and Development 3.53%-3.96% due 12/6/2005-1/25/2006	475,200	473,921
General Electric Capital Corp. 3.87%-4.10% due 12/7/2005-1/11/2006	185,000	184,388
General Electric Capital Services, Inc. 4.06%-4.12% due 1/13-1/23/2006	125,000	124,325
Edison Asset Securitization LLC 4.18%-4.20% due 1/23-1/30/2006[3]	80,000	79,456
Fannie Mae 3.79%-4.07% due 12/7/2005-1/25/2006	384,521	383,212
Tennessee Valley Authority 3.63%-4.10% due 12/8/2005-2/6/2006	372,600	370,939
Wells Fargo Bank, N.A. 4.01%-4.13% due 12/2/2005-1/5/2006	350,000	350,000
Preferred Receivables Funding Corp. 3.98%-4.21% due 12/9/2005-1/24/2006[3]	150,657	149,967
Park Avenue Receivables Co., LLC 3.85%-4.24% due 12/2/2005-1/31/2006[3]	150,000	149,552
J.P. Morgan Chase & Co. 4.18% due 1/24/2006	50,000	49,681
CAFCO, LLC 3.92%-4.30% due 12/15/2005-2/24/2006[3]	319,000	317,424
Ciesco LLC 4.00% due 12/22/2005[3]	25,000	24,939
Variable Funding Capital Corp. 3.82%-4.18% due 12/5/2005-2/10/2006[3]	340,000	338,831
Pfizer Investment Capital PLC 3.95%-4.18% due 12/5/2005-2/1/2006[3]	337,251	335,345
Bank of America Corp. 3.87%-4.23% due 12/12/2005-2/13/2006	327,000	325,687
Ranger Funding Co. LLC 4.01% due 12/5/2005[3]	7,100	7,096
Gannett Co. 3.85%-4.13% due 12/6/2005-1/25/2006[3]	323,000	321,626
HSBC Finance Corp. 3.90%-4.21% due 12/16/2005-2/13/2006	303,000	301,512
Wal-Mart Stores Inc. 3.63%-3.89% due 12/6-12/13/2005[3]	275,000	274,705
Coca-Cola Co. 3.80-4.01% due 12/5/2005-1/17/2006	222,900	222,347
Atlantic Industries 4.15%-4.24% due 1/27-2/3/2006[3]	25,000	47,661
Procter & Gamble Co. 3.79%-4.09% due 12/2/2005-1/25/2006[3]	261,342	260,101
Clipper Receivables Co., LLC 4.02%-4.10% due 12/15/2005-1/11/2006[3]	256,600	255,882
International Lease Finance Corp. 3.90%-4.23% due 12/6/2005-1/30/2006	188,940	188,048
AIG Funding, Inc. 4.12% due 1/6/2006	30,000	29,873
American General Finance Corp. 4.135% due 1/9/2006	19,000	18,913
SunTrust Banks Inc. 3.78%-4.29% due 12/2/2005-2/16/2006	210,000	209,971
Concentrate Manufacturing Co. of Ireland 4.13%-4.21% due 1/17-2/17/2006	189,000	187,531
American Express Credit Corp. 3.93%-4.15% due 12/2/2005-1/27/2006	155,000	154,396
Private Export Funding Corp. 3.65%-4.25% due 12/8/2005-3/7/2006[3]	103,500	102,797
Colgate-Palmolive Co. 3.96%-4.09% due 12/7-12/30/2005[3]	100,000	99,795
ChevronTexaco Funding Corp. 3.90%-4.05% due 12/5/2005-1/10/2006	100,000	99,710
Triple-A One Funding Corp. 3.72%-4.15% due 12/2/2005-1/30/2006[3]	92,470	92,207
United Parcel Service Inc. 3.70%-3.97% due 12/5-12/16/2005	89,000	88,891
Cloverleaf International Holdings, SA 4.22% due 1/30/2006[3]	61,300	60,869
Merck & Co. Inc. 4.00% due 12/7/2005	25,000	24,981
SBC Communications Inc. 3.89% due 12/5/2005[3]	80,000	79,958
BellSouth Corp. 4.05%-4.10% due 1/10-1/23/2006[3]	74,800	74,399
Hershey Co. 3.94%-4.00% due 12/2-12/27/2005[3]	70,974	70,808
NetJets Inc. 3.84%-3.90% due 12/16-12/21/2005[3]	60,000	59,880
FCAR Owner Trust I 3.98%-4.19% due 12/2/2005-1/9/2006	55,000	54,854
Caterpillar Financial Services Corp. 4.11% due 1/3/2006	44,000	43,829
IBM Capital Inc. 3.89%-4.05% due 12/19-12/22/2005[3]	36,500	36,417
DuPont (E.I.) de Nemours & Co. 3.84% due 12/1/2005	30,000	29,997
Harvard University 3.85% due 12/16/2005	25,000	24,957
USAA Capital Corp. 4.18% due 2/15/2006	25,000	24,774
Estée Lauder Companies Inc. 3.89% due 12/14/2005[3]	20,000	19,971
Harley-Davidson Funding Corp. 4.05%--4.06% due 12/27/2005-1/6/2006[3]	20,000	19,928
Anheuser-Busch Companies, Inc. 4.15% due 1/23/2006[3]	17,000	16,896
Medtronic Inc. 4.11% due 12/21/2005[3]	10,900	10,874
Avon Capital Corp. 4.01% due 12/7/2005[3]	10,500	10,492

Total short-term securities (cost: $13,718,484,000)		$13,718,540

Total investment securities (cost: $96,659,742,000)		124,026,116
Other assets less liabilities		(181,834)

Net assets		$123,844,282

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,557,918,000, which represented 2.87% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the Board of Directors.
5Company not making scheduled interest payments; bankruptcy proceedings pending.

ADR = American Depositary Receipts

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended November 30, 2005 appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend and interest income (000)	Market value of affiliates at 11/30/05 (000)

Burlington Resources	20,260,000	—	—	20,260,000	$2,026	$1,463,785
EOG Resources	12,430,000	—	—	12,430,000	497	891,853
Forest Laboratories	19,755,600	—	—	19,755,600	—	771,851
Qwest Communications International	117,900,000	1,500,000	—	119,400,000	—	625,656
Qwest Capital Funding, Inc.
7.75% 2031	53,800,000	—	29,000,000	24,800,000	1,048	23,870
Qwest Capital Funding, Inc.
7.625% 2021	25,000,000	—	1,000,000	24,000,000	500	23,220
U S WEST Capital Funding, Inc.
6.50% 2018	25,250,000	—	2,000,000	23,250,000	466	21,157
U S WEST Capital Funding, Inc.
6.875% 2028	36,000,000	—	20,000,000	16,000,000	633	14,540
Express Scripts	9,000,000	—	900,000	8,100,000	—	684,126
Harrah’s Entertainment	8,319,036	1,492,000	—	9,811,036	3,016	668,033
BJ Services	8,975,000	8,975,000	—	17,950,000	898	657,867
Maxim Integrated Products	17,640,000	—	—	17,640,000	2,205	644,742
Linear Technology	15,175,000	940,000	—	16,115,000	1,518	601,251
Xilinx		18,850,000	3,850,000	—	22,700,000	1,589
600,188
KLA-Tencor	10,375,000	—	—	10,375,000	1,245	531,096
Freeport-McMoRan Copper & Gold	9,596,000	—	—	9,596,000	7,197	500,047
Limited Brands	20,700,000	—	—	20,700,000	3,105	460,575
Altera	20,400,000	3,550,000	—	23,950,000	—	437,327
Microchip Technology	12,755,000	—	—	12,755,000	2,041	425,507
CONSOL Energy	3,700,000	—	—	3,700,000	518	239,464
CONSOL Energy	1,728,200	—	—	1,728,200	242	111,849
Bunge	3,500,000	2,400,000	—	5,900,000	885	315,650
Sealed Air	3,384,400	929,600	—	4,314,000	—	223,077
Ceridian	9,219,900	—	—	9,219,900	—	221,278
Brinker International	5,000,000	—	—	5,000,000	500	198,400
Sabre Holdings	7,062,811	—	—	7,062,811	636	161,526
American Pharmaceutical Partners	3,800,000	—	—	3,800,000	—	144,476
Noble Corp. *	7,585,000	430,000	1,340,000	6,675,000	267	—
Teradyne *	12,725,000	—	4,000,000	8,725,000	—	—
					$31,032	$11,662,411
*Unaffiliated issuer at 11/30/2005.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$30,034,191
Gross unrealized depreciation on investment securities	(2,681,676)
Net unrealized appreciation on investment securities	27,352,515
Cost of investment securities for federal income tax purposes	96,673,601

MFGEFP-905-0106-S4511

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and PEO

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and PEO

Date: January 27, 2006

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and PFO

Date: January 27, 2006